UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Graham Asset Management, LLC

Address:  666 Fifth Avenue
          37th Floor
          New York, NY 10103


13F File Number: 28-11631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Monica Graham
Title:  Managing Member
Phone:  (212) 808-7430


Signature, Place and Date of Signing:


/s/ Monica Graham          New York, NY             August 14, 2006
-----------------          ------------             ---------------
     [Signature]           [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 75

Form 13F Information Table Value Total: $95,411
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1          28-6273                              Graham Partners, L.P.

                        FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2      COLUMN 3    COLUMN 4     COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8

                                                          VALUE    SHRS OR   SH/ PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP      (x1000)  PRN AMT   PRN CALL   DISCRETION   MANAGERS  SOLE  SHARED  NONE
ACTEL CORP                     COM            004934105   1,479      103,100 SH         Shared-Other   1             103,100
AGILE SOFTWARE CORP DEL        COM            00846X105   1,268      200,000 SH         Shared-Other   1             200,000
ALCATEL                        SPONSORED ADR  013904305   1,892      150,000 SH         Shared-Other   1             150,000
ALTERA CORP                    COM            021441100     614       35,000 SH         Shared-Other   1              35,000
ALVARION LTD                   SHS            m0861t100     614      100,000 SH         Shared-Other   1             100,000
ASPEN INSURANCE HOLDINGS LTD   SHS            G05384105     745       32,000 SH         Shared-Other   1              32,000
BMC SOFTWARE INC               COM            055921100     717       30,000 SH         Shared-Other   1              30,000
BORLAND SOFTWARE CORP          COM            099849101     264       50,000 SH         Shared-Other   1              50,000
BRUNSWICK CORP                 COM            117043109     499       15,000 SH         Shared-Other   1              15,000
CALIFORNIA MICRO DEVICES COR   COM            130439102     360       90,000 SH         Shared-Other   1              90,000
CARRIER ACCESS CORP            COM            144460102   8,270    1,000,000 SH         Shared-Other   1           1,000,000
CENDANT CORP                   COM            151313103     652       40,000 SH         Shared-Other   1              40,000
CERAGON NETWORKS LTD           ORD            M22013102     396       92,500 SH         Shared-Other   1              92,500
CHIPMOS TECH BERMUDA LTD       SHS            G2110R106     147       25,000 SH         Shared-Other   1              25,000
CMGI INC                       COM            125750109     183      152,500 SH         Shared-Other   1             152,500
COACTIVE MARKETING GROUP INC   COM            189875107     367      210,997 SH         Shared-Other   1             210,997
COCA COLA CO                   COM            191216100   1,076       25,000 SH         Shared-Other   1              25,000
CRAY INC                       COM NEW        225223304     187       18,750 SH         Shared-Other   1              18,750
DELL INC                       COM            24702R101     245       10,000 SH         Shared-Other   1              10,000
DIGIMARC CORP                  COM            253807101     309       50,000 SH         Shared-Other   1              50,000
E M C CORP MASS                COM            268648102   1,591      145,000 SH         Shared-Other   1             145,000
EMULEX CORP                    COM NEW        292475209     814       50,000 SH         Shared-Other   1              50,000
ENDURANCE SPECIALTY HLDGS LT   SHS            303971060     480       15,000 SH         Shared-Other   1              15,000
ENTRUST INC                    COM            293848107   2,046      600,000 SH         Shared-Other   1             600,000
EXAR CORP                      COM            300645108   2,654      200,000 SH         Shared-Other   1             200,000
GENERAL ELECTRIC CO            COM            369604103     824       25,000 SH         Shared-Other   1              25,000
GENESIS MICROCHIP INC DEL      COM            37184C103   2,312      200,000 SH         Shared-Other   1             200,000
GOLD KIST INC                  COM            380614107     401       30,000 SH         Shared-Other   1              30,000
HARLEY DAVIDSON INC            COM            412822108     823       15,000 SH         Shared-Other   1              15,000
HEARUSA INC                    COM NEW        422360305     609      479,400 SH         Shared-Other   1             479,400
IKANOS COMMUNICATIONS          COM            45173E105     760       50,000 SH         Shared-Other   1              50,000
I-MANY INC                     COM            44973Q103     102       42,500 SH         Shared-Other   1              42,500
INDIA FD INC                   COM            454089103   1,155       25,000 SH         Shared-Other   1              25,000
INTEGRATED SILICON SOLUTION    COM            45812P107     551      100,000 SH         Shared-Other   1             100,000
INTEL CORP                     COM            458140100   1,617       85,100 SH         Shared-Other   1              85,100
IONA TECHNOLOGIES PLC          SPONSORED ADR  46206P109     434      100,100 SH         Shared-Other   1             100,100
LIBERTY GLOBAL INC             COM SER C      530555309     521       25,327 SH         Shared-Other   1              25,327
LIBERTY GLOBAL INC             COM SER A      530555101   2,880      133,953 SH         Shared-Other   1             133,953
MANHATTAN ASSOC INC            COM            562750109     203       10,000 SH         Shared-Other   1              10,000
MANUGISTICS GROUP INC          COM            565011103   2,657    1,062,944 SH         Shared-Other   1           1,062,944
MAPINFO CORP                   COM            565105103   4,105      314,555 SH         Shared-Other   1             314,555
MCAFEE INC                     COM            579064106     461       19,000 SH         Shared-Other   1              19,000
MERIX CORP                     COM            590049102   2,194      200,000 SH         Shared-Other   1             200,000
METASOLV INC                   COM            59139P104   3,173    1,125,028 SH         Shared-Other   1           1,125,028
02MICRO INTERNATIONAL LTD      SPONS ADR      67107W100     115       15,000 SH         Shared-Other   1              15,000
MICROSOFT CORP                 COM            594918104   1,445       62,000 SH         Shared-Other   1              62,000
MICROTUNE INC DEL              COM            59514P109     470       75,000 SH         Shared-Other   1              75,000
MIPS TECHNOLOGIES INC          COM            604567107     121       20,000 SH         Shared-Other   1              20,000
MORGAN STANLEY INDIA INVS FS   COM            61745C105     754       17,300 SH         Shared-Other   1              17,300
MOTOROLA INC                   COM            620076109     363       18,000 SH         Shared-Other   1              18,000
NETSCOUT SYS INC               COM            64115T104   4,953      555,300 SH         Shared-Other   1             555,300
ORACLE CORP                    COM            68389X105   3,478      240,000 SH         Shared-Other   1             240,000
PALM INC NEW                   COM            696643105   3,115      193,500 SH         Shared-Other   1             193,500
PEGASYSTEMS INC                COM            705573103   1,937      301,783 SH         Shared-Other   1             301,783
PERFORMANCE TECHNOLOGIES INC   COM            71376K102     664       96,300 SH         Shared-Other   1              96,300
POWER INTEGRATIONS INC         COM            739276103     175       10,000 SH         Shared-Other   1              10,000
PRIMEDIA INC                   COM            74157K101     367       20,000 SH         Shared-Other   1              20,000
PROCENTURY CORP                COM            74268T108   2,092      152,600 SH         Shared-Other   1             152,600
REGIS CORP MINN                COM            758932107     463       13,000 SH         Shared-Other   1              13,000
RENT A CTR INC NEW             COM            76009N100     994       40,000 SH         Shared-Other   1              40,000
S1 CORPORATION                 COM            78463B101     840      175,000 SH         Shared-Other   1             175,000
SEAGATE TECHNOLOGY             SHS            G7945J104     226       10,000 SH         Shared-Other   1              10,000
SOMERA COMMUNICATIONS INC      COM NEW        834458200     181       42,500 SH         Shared-Other   1              42,500
SSA GLOBAL TECHNOLOGIES INC    COM            78465P108   2,597      134,026 SH         Shared-Other   1             134,026
STAR BUFFET INC                COM            855086104     386       49,653 SH         Shared-Other   1              49,653
STRATEX NETWORKS INC           COM            86279T109   4,238    1,250,000 SH         Shared-Other   1           1,250,000
SUMTOTAL SYS INC               COM            866615107   4,389      700,000 SH         Shared-Other   1             700,000
SYMBOL TECHNOLOGIES INC        COM            871508107   1,079      100,000 SH         Shared-Other   1             100,000
TRAFFIC COM INC                COM            892717109     140       25,000 SH         Shared-Other   1              25,000
TRANSWITCH CORP                COM            894065101     211       99,900 SH         Shared-Other   1              99,900
TURBOCHEF TECHNOLOGIES INC     COM NEW        900006206     835       75,100 SH         Shared-Other   1              75,100
TYCO INTL LTD NEW              COM            902124106     756       27,500 SH         Shared-Other   1              27,500
ULTRATECH INC                  COM            904034105   1,338       85,000 SH         Shared-Other   1              85,000
VODAFONE GROUP PLC NEW         SPONSORED ADR  92857W100   2,130      100,000 SH         Shared-Other   1             100,000
XILINX INC                     COM            983919101     908       40,100 SH         Shared-Other   1              40,100




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